Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Small-Mid Special Value Fund
The Fund will close to new investors other than those outlined below effective on the close of business on February 14, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on February 14, 2011, the Fund limited public sales of its shares to certain investors.”
The following information is added in the prospectus under the heading “Other Information”:
     “LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on February 14, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Special Value Fund
The Fund will close to new investors other than those outlined below effective on the close of business on February 14, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on February 14, 2011, the Fund limited public sales of its shares to certain investors.”
The following information is added in the prospectus under the heading “Other Information”:
     “LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on February 14, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco U.S. Small Cap Value Fund
The Fund will close to new investors other than those outlined below effective on the close of business on February 14, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on February 14, 2011, the Fund limited public sales of its shares to certain investors.”
The following information is added in the prospectus under the heading “Other Information”:
     “LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on February 14, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco U.S. Small/Mid Cap Value Fund
The Fund will close to new investors other than those outlined below effective on the close of business on February 14, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on February 14, 2011, the Fund limited public sales of its shares to certain investors.”
The following information is added in the prospectus under the heading “Other Information”:
     “LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on February 14, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Small Cap Value Fund
The Fund will close to new investors other than those outlined below effective on the close of business on February 14, 2011. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on February 14, 2011, the Fund limited public sales of its shares to certain investors.”
The following information is added in the prospectus under the heading “Other Information”:
     “LIMITED FUND OFFERING
The Fund limited public sales of its shares to new investors effective as of the close of business on February 14, 2011. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
     All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:
•	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

•	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

•	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

•	Retirement plans maintained pursuant to Section 457 of the Code; and

•	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.
     Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.
     At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.
     The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.”